Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Capitalized expenses before business combination	$ 1,007,155	$ 650,822
Valuation allowance for deferred tax assets	(1,007,155)	(650,822)
Total